Pension and Postretirement Benefit Plans and Defined Contribution Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Postretirement Benefit Plans
Pension and Postretirement Benefit Plans and Defined Contribution Plans

The majority of our employees worldwide are covered by defined benefit pension plans, defined contribution plans or both. In the U.S., we have both qualified and supplemental (non-qualified) defined benefit plans. A qualified plan meets the requirements of certain sections of the Internal Revenue Code, and, generally, contributions to qualified plans are tax deductible. A qualified plan typically provides benefits to a broad group of employees with restrictions on discriminating in favor of highly compensated employees with regard to coverage, benefits and contributions. A supplemental (non-qualified) plan provides additional benefits to certain employees. In addition, we provide medical and life insurance benefits to certain retirees and their eligible dependents through our postretirement plans.

Beginning on January 1, 2011, for employees hired in the U.S. and Puerto Rico after December 31, 2010, we no longer offer a defined benefit plan and, instead, offer an enhanced benefit under our defined eligible contribution plan. In addition to the standard matching contribution by the Company, the enhanced benefit provides an automatic Company contribution for such eligible employees based on age and years of service.

On May 8, 2012, we announced to employees that as of January 1, 2018, Pfizer will transition its U.S. and Puerto Rico employees from its defined benefit plans to an enhanced defined contribution savings plan. As a result of this decision to freeze the U.S. and Puerto Rico defined benefit plans, a curtailment was triggered and we performed a re-measurement of the pension obligations and plan assets in the second quarter of 2012, which had an immaterial impact to the funded status of the plans. For the year ended December 31, 2012, we recorded, among other impacts, a curtailment gain of approximately $59 million in the consolidated statement of income.

A. Components of Net Periodic Benefit Costs and Changes in Other Comprehensive Loss

The following table provides the annual cost and changes in Other comprehensive loss for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)(b)			International(c)			Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost(e)	$357	$351	347	$35	$36	28	$215	$243	224	$68	$68	79
Interest cost(e)	697	734	740	62	72	77	406	443	418	182	195	211
Expected return on plan assets(e)	(983)	(871)	(782)	—	—	—	(424)	(437)	(425)	(46)	(35)	(31)
Amortization of:
Actuarial losses(e)	306	145	151	41	36	29	93	86	67	33	17	15
Prior service credits	(10)	(8)	2	(3)	(3)	(2)	(7)	(5)	(4)	(49)	(53)	(38)
Curtailments and settlements––net	83	95	(52)	24	23	1	(9)	—	(3)	(65)	(68)	(23)
Special termination benefits	8	23	73	30	26	180	5	5	6	6	3	19
Net periodic benefit costs	458	469	479	189	190	313	279	335	283	129	127	232
Changes in Other comprehensive loss(f)	461	1,879	260	110	36	117	759	(365)	152	267	421	(183)
Total amount recognized in comprehensive income	$919	$2,348	$739	$299	$226	$430	$1,038	$(30)	$435	$396	$548	$49

(a)
2012 v. 2011––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) higher expected return on plan assets (resulting from contributions made to the plan in 2011 that increased the plan asset base), (ii) lower interest costs, (iii) a decrease in special termination benefits, and (iv) lower curtailments and settlements––net due to the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico largely offset by an increase in the amounts amortized for actuarial losses (resulting from a decrease in the discount rate and lower than expected actual returns in 2011). 2011 v. 2010––The decrease in the U.S. qualified pension plans' net periodic benefit costs was largely driven by lower special termination benefits costs and higher expected returns due to contributions made to the plans, partially offset by lower curtailment gains and an increase in settlement costs associated with on-going restructuring efforts.

(b)
2012 v. 2011––The net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was largely unchanged as the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico was more than offset by higher settlement activity. 2011 v. 2010––The decrease in the U.S. supplemental (non-qualified) plans’ net periodic benefit costs was primarily driven by lower special termination benefits costs associated with Wyeth-related restructuring initiatives.

(c)
2012 v. 2011––The decrease in net periodic benefit costs for our international pension plans was primarily driven by changes impacting our U.K. plans in 2011 (see (e) below) as well as higher curtailment gains resulting from ongoing restructuring initiatives. 2011 v. 2010––The increase in the international plans’ net periodic benefit costs as compared to the prior year was primarily driven by changes in assumptions, including the decrease in discount rates across most plans.

(d)
2012 v. 2011––The net periodic benefit cost for our postretirement plans was largely unchanged, as an increase in amounts amortized for actuarial plan losses was partially offset by higher expected return on plan assets. 2011 v. 2010––The decrease in the postretirement plans’ net periodic benefit costs was due to the harmonization of the Wyeth postretirement medical program initiated in mid-2010.

(e)
The decrease in service cost in 2012 for our international plans is largely driven by restructuring activities in the U.K. and Ireland. The decrease in interest cost in 2012 and 2011 reflect lower interest rates during the periods. The increase in the expected return on plan assets in 2012 for our U.S. qualified plans is due to a higher plan asset base. The higher amortization of actuarial losses is due larger accumulated actuarial losses resulting from lower interest rates.

(f)	For details, see our Consolidated Statements of Comprehensive Income and Note 6. Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests.

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2013 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses	$(360)	$(54)	$(149)	$(46)
Prior service credits and other	7	2	8	45
Total	$(353)	$(52)	$(141)	$(1)

B. Actuarial Assumptions

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2012	2011	2010
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	4.3%	5.1%	5.9%
U.S. non-qualified pension plans	3.9%	5.0%	5.8%
International pension plans	3.8%	4.7%	4.8%
Postretirement plans	4.1%	4.8%	5.6%
Rate of compensation increase:
U.S. qualified pension plans	2.7%	3.5%	4.0%
U.S. non-qualified pension plans	2.8%	3.5%	4.0%
International pension plans	3.1%	3.3%	3.5%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	5.1%	5.9%	6.3%
U.S. non-qualified pension plans	5.0%	5.8%	6.2%
International pension plans	4.7%	4.8%	5.1%
Postretirement plans	4.8%	5.6%	6.0%
Expected return on plan assets:
U.S. qualified pension plans	8.5%	8.5%	8.5%
International pension plans	5.9%	6.0%	6.4%
Postretirement plans	8.5%	8.5%	8.5%
Rate of compensation increase:
U.S. qualified pension plans	3.5%	4.0%	4.0%
U.S. non-qualified pension plans	3.5%	4.0%	4.0%
International pension plans	3.3%	3.5%	3.6%

The assumptions above are used to develop the benefit obligations at fiscal year-end and to develop the net periodic benefit cost for the subsequent fiscal year. Therefore, the assumptions used to determine net periodic benefit cost for each year are established at the end of each previous year, while the assumptions used to determine benefit obligations are established at each year-end.

The net periodic benefit cost and the benefit obligations are based on actuarial assumptions that are reviewed on an annual basis. We revise these assumptions based on an annual evaluation of long-term trends, as well as market conditions that may have an impact on the cost of providing retirement benefits.

The expected rates of return on plan assets for our U.S. qualified, international and postretirement plans represent our long-term assessment of return expectations, which we may change based on shifts in economic and financial market conditions. The 2012 expected rates of return for these plans reflect our long-term outlook for a globally diversified portfolio, which is influenced by a combination of return expectations for individual asset classes, actual historical experience and our diversified investment strategy. The historical returns are one of the inputs used to provide context for the development of our expectations for future returns. Using this information, we develop ranges of returns for each asset class and a weighted-average expected return for our targeted portfolio, which includes the impact of portfolio diversification and active portfolio management.

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2012	2011
Healthcare cost trend rate assumed for next year	7.5%	7.8%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2027	2027

The following table provides the effects as of December 31, 2012 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$17	$(16)
Effect on postretirement benefit obligation	333	(293)

Actuarial and other assumptions for pension and postretirement plans can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

C .Obligations and Funded Status

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)(b)		International(c)		Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Change in benefit obligation (e)

Benefit obligation, beginning	$14,835	$13,035	$1,431	$1,401	$8,891	$8,965	$3,900	$3,582
Service cost	357	351	35	36	215	243	68	68
Interest cost	697	734	62	72	406	443	182	195
Employee contributions	—	—	—	—	9	12	58	45
Plan amendments	—	(73)	—	(9)	(1)	4	(24)	(28)
Changes in actuarial assumptions and other	1,926	1,808	252	111	1,232	(516)	259	300
Foreign exchange impact	—	—	—	—	(80)	304	1	—
Acquisitions	(1)	56	1	—	71	3	—	14
Curtailments	(605)	(97)	(80)	(10)	(101)	(121)	(11)	17
Settlements	(485)	(476)	(121)	(128)	(33)	(56)	—	—
Special termination benefits	8	23	30	26	5	5	6	3
Benefits paid	(464)	(526)	(61)	(68)	(387)	(395)	(274)	(296)
Benefit obligation, ending(e)	16,268	14,835	1,549	1,431	10,227	8,891	4,165	3,900

Change in plan assets
Fair value of plan assets, beginning	12,005	10,596	—	—	6,953	6,542	422	414
Actual gain on plan assets	1,464	398	—	—	668	176	85	9
Company contributions	20	1,969	182	196	383	475	353	250
Employee contributions	—	—	—	—	9	12	58	45
Foreign exchange impact	—	—	—	—	(35)	197	—	—
Acquisitions	—	44	—	—	31	2	—	—
Settlements	(485)	(476)	(121)	(128)	(33)	(56)	—	—
Benefits paid	(464)	(526)	(61)	(68)	(387)	(395)	(274)	(296)
Fair value of plan assets, ending	12,540	12,005	—	—	7,589	6,953	644	422
Funded status—Plan assets less than benefit obligation	$(3,728)	$(2,830)	$(1,549)	$(1,431)	$(2,638)	$(1,938)	$(3,521)	$(3,478)

(a)
The unfavorable change in the funded status of our U.S. qualified plans is primarily due to the decrease in the discount rate, partially offset by the curtailment resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico, and an increase in the actual gain on plan assets.

(b)
Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.

(c)
The unfavorable change in the funded status of our international plans is primarily due to changes in actuarial assumptions, partially offset by an increase in the actual gain on plan assets. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist.

(d)	The funded status of our postretirement plans is largely unchanged as changes in actuarial assumptions were offset by the actual return on plan assets and increased contributions.

(e)
For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $15.9 billion in 2012 and $13.8 billion in 2011. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.5 billion in 2012 and $1.2 billion 2011. The ABO for our international pension plans was $9.4 billion in 2012 and $8.3 billion in 2011.

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Noncurrent assets(a)	$—	$—	$—	$—	$124	$327	$—	$—
Current liabilities(b)	—	—	(162)	(130)	(47)	(41)	(28)	(134)
Noncurrent liabilities(c)	(3,728)	(2,830)	(1,387)	(1,301)	(2,715)	(2,224)	(3,493)	(3,344)
Funded status	$(3,728)	$(2,830)	$(1,549)	$(1,431)	$(2,638)	$(1,938)	$(3,521)	$(3,478)

(a)	Included primarily in Taxes and other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)	Included in Pension benefit obligations and Postretirement benefit obligations, as appropriate.

The following table provides the pre-tax components of amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Actuarial losses(a)	$(5,027)	$(4,638)	$(664)	$(566)	$(2,780)	$(2,020)	$(932)	$(759)
Prior service (costs)/credits and other	51	123	14	26	(20)	(21)	374	468
Total	$(4,976)	$(4,515)	$(650)	$(540)	$(2,800)	$(2,041)	$(558)	$(291)

(a)
The actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations as well as the cumulative difference between the expected return and actual return on plan assets. These actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs over an average period of 9.8 years for our U.S. qualified plans, an average period of 9.9 years for our U.S. supplemental (non-qualified) plans, an average period of 14.5 years for our international plans and an average period of 11.0 years for our postretirement plans.

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$12,540	$12,005	$—	$—	$2,776	$2,529
Accumulated benefit obligation	15,870	13,799	1,465	1,225	5,056	4,446
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,540	12,005	—	—	6,432	2,686
Projected benefit obligation	16,268	14,835	1,549	1,431	9,193	4,951

All of our U.S. plans and substantially all of our international plans were underfunded as of December 31, 2012.

D. Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)				Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2012	Level 1	Level 2	Level 3	As of December 31, 2011	Level 1	Level 2	Level 3
U.S. qualified pension plans
Cash and cash equivalents	$368	$—	$368	$—	$2,111	$—	$2,111	$—
Equity securities:
Global equity securities	3,536	3,519	17	—	2,522	2,509	12	1
Equity commingled funds	2,215	—	2,215	—	1,794	—	1,794	—
Debt securities:
Fixed income commingled funds	943	—	943	—	870	—	870	—
Government bonds	1,093	—	1,093	—	808	—	805	3
Corporate debt securities	2,414	—	2,411	3	1,971	—	1,966	5
Other investments:
Private equity funds	866	—	—	866	920	—	—	920
Insurance contracts	348	—	348	—	353	—	353	—
Other	757	—	—	757	656	—	—	656
Total	12,540	3,519	7,395	1,626	12,005	2,509	7,911	1,585
International pension plans
Cash and cash equivalents	299	—	299	—	299	—	299	—
Equity securities:
Global equity securities	1,723	1,638	85	—	1,513	1,432	81	—
Equity commingled funds	2,194	—	2,194	—	1,966	—	1,966	—
Debt securities:
Fixed income commingled funds	825	—	825	—	785	—	785	—
Government bonds	914	—	914	—	956	—	956	—
Corporate debt securities	613	—	613	—	536	—	536	—
Other investments:
Private equity funds	110	—	14	96	55	—	4	51
Insurance contracts	465	—	117	348	433	—	67	366
Other	446	—	57	389	410	—	62	348
Total	7,589	1,638	5,118	833	6,953	1,432	4,756	765
U.S. postretirement plans(b)
Cash and cash equivalents	28	—	28	—	19	—	19	—
Equity securities:
Global equity securities	79	79	—	—	24	24	—	—
Equity commingled funds	50	—	50	—	17	—	17	—
Debt securities:
Fixed income commingled funds	20	—	20	—	8	—	8	—
Government bonds	25	—	25	—	8	—	8	—
Corporate debt securities	55	—	55	—	19	—	19	—
Other investments:
Insurance contracts	350	—	350	—	312	—	312	—
Other	37	—	37	—	15	—	15	—
Total	$644	$79	$565	$—	$422	$24	$398	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value).

(b)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	U.S. Qualified Pension Plans				International Pension Plans
	Private Equity Funds		Other		Insurance Contracts		Other
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Fair value, beginning	$920	$899	$656	$465	$366	$366	$348	$214
Actual return on plan assets:
Assets held, ending	4	(246)	61	24	8	8	(14)	(4)
Assets sold during the period	—	55	—	(6)	—	—	5	—
Purchases, sales and settlements, net	(58)	212	40	173	(5)	(12)	50	120
Transfer into/(out of) Level 3	—	—	—	—	(5)	(15)	—	12
Exchange rate changes	—	—	—	—	(16)	19	—	6
Fair value, ending	$866	$920	$757	$656	$348	$366	$389	$348

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of our general accounting policies associated with developing fair value estimates, see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value. For a description of the risks associated with estimates and assumptions, see Note 1C. Basis of Presentation and Significant Accounting Policies: Estimates and Assumptions.

Specifically, the following methods and assumptions were used to estimate the fair value of our pension and postretirement plans’ assets:

•	Cash and cash equivalents, Equity commingled funds, Fixed-income commingled funds––observable prices.

•	Global equity securities—quoted market prices.

•	Government bonds, Corporate debt securities—observable market prices.

•
Other investments—principally unobservable inputs that are significant to the estimation of fair value. These unobservable inputs could include, for example, the investment managers’ assumptions about earnings multiples and future cash flows.

We periodically review the methodologies, inputs and outputs of third-party pricing services for reasonableness.

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2012	2012	2011
U.S. qualified pension plans
Cash and cash equivalents	0-5	2.9%	17.6%
Equity securities	25-50	45.9%	36.0%
Debt securities	30-55	35.5%	30.4%
Real estate and other investments	10-15	15.7%	16.0%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-5	3.9%	4.4%
Equity securities	25-50	51.6%	50.0%
Debt securities	30-55	31.0%	32.7%
Real estate and other investments	10-15	13.5%	12.9%
Total	100%	100%	100.0%
U.S. postretirement plans
Cash and cash equivalents	0-5	4.4%	4.6%
Equity securities	10-35	20.1%	9.7%
Debt securities	5-30	15.5%	8.1%
Real estate, insurance contracts and other investments	55-70	60.0%	77.6%
Total	100%	100%	100%

We utilize long-term asset allocation ranges in the management of our plans’ invested assets. Our long-term return expectations are developed based on a diversified, global investment strategy that takes into account historical experience, as well as the impact of portfolio diversification, active portfolio management, and our view of current and future economic and financial market conditions. As market conditions and other factors change, we may adjust our targets accordingly and our asset allocations may vary from the target allocations.

Our long-term asset allocation ranges reflect our asset class return expectations and tolerance for investment risk within the context of the respective plans’ long-term benefit obligations. These ranges are supported by analysis that incorporates historical and expected returns by asset class, as well as volatilities and correlations across asset classes and our liability profile. This analysis, referred to as an asset-liability analysis, also provides an estimate of expected returns on plan assets, as well as a forecast of potential future asset and liability balances.

The plans’ assets are managed with the objectives of minimizing pension expense and cash contributions over the long term. Asset liability studies are performed periodically in order to support asset allocations.

The investment managers of each separately managed account are permitted to use derivative securities as described in their investment management agreements.

Investment performance is reviewed on a monthly basis in total, as well as by asset class and individual manager, relative to one or more benchmarks. Investment performance and detailed statistical analysis of both investment performance and portfolio holdings are conducted, a large portion of which is presented to senior management on a quarterly basis. Periodic formal meetings are held with each investment manager to review the investments.

E. Cash Flows

It is our practice to fund amounts for our qualified pension plans that are at least sufficient to meet the minimum requirements set forth in applicable employee benefit laws and local tax laws.

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S.Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2013	$—	$162	$343	$257
Expected benefit payments:
2013	$1,115	$162	$444	$295
2014	782	137	400	306
2015	796	116	417	313
2016	812	111	430	321
2017	856	114	442	329
2018–2022	4,595	561	2,396	1,748

The table reflects the total U.S. and international plan benefits projected to be paid from the plans or from our general assets under the current actuarial assumptions used for the calculation of the benefit obligation and, therefore, actual benefit payments may differ from projected benefit payments.
F. Defined Contribution Plans

We have savings and investment plans in several countries, including the U.S., U.K., Japan, Spain and the Netherlands. For the U.S. plans, employees may contribute a portion of their salaries and bonuses to the plans, and we match, largely in company stock or company stock units, a portion of the employee contributions. In the U.S., the matching contributions in company stock are sourced through open market purchases. Employees are permitted to subsequently diversify all or any portion of their company matching contribution. The contribution match for certain legacy Pharmacia U.S. participants is held in an employee stock ownership plan. We recorded charges related to our plans of $297 million in 2012, $288 million in 2011 and $259 million in 2010.